UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-8122
                                                      --------
                             The Aquinas Funds, Inc.
                             5310 Harvest Hill Road
                                    Suite 248
                                Dallas, TX 75230
                  --------------------------------------------
                    (Address of principal executive offices)

                        Aquinas Investment Advisers, Inc.
                             5310 Harvest Hill Road
                                    Suite 248
                                Dallas, TX 75230
                  --------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (972) 233-6655
                                                    --------------
Date of fiscal year end: December 31
                         -----------
Date of reporting period: June 30, 2005
                          -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                       AF
                                 AQUINAS FUNDS
                                     [LOGO]

                              --------------------
                              SEMI - ANNUAL REPORT
                              --------------------

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                              --------------------
                                 June 30, 2005
                              --------------------
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AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS:  JUNE 30, 2005

Thank you for your investment in the LKCM Aquinas Funds. As many of you know, as of July 11, 2005, the Aquinas Funds were acquired by Luther King Capital Management (LKCM). We are confident that this acquisition will benefit the Aquinas Funds and their shareholders.

Luther King Capital Management, registered with the SEC as an investment adviser, serves as the investment adviser to the LKCM Aquinas Funds. Located in Fort Worth, Texas, the firm was founded in 1979 by J. Luther King. LKCM has managed separate account assets for foundations, employee benefit plans, endowment funds and high net-worth individuals since 1979 and mutual fund assets since 1994. As of June 30, 2005, the firm had approximately $5.8 billion in total assets under management. The firm has practiced socially responsible investing for more than twenty years and has approximately $500 million in faith based assets under management.

At Luther King Capital Management, our investment objective is to utilize our proprietary research capabilities in order to achieve superior returns over the market cycle in accordance with the specific objectives of each of the Funds. Our investment strategy is focused on our fundamental research effort combined with adequate diversifications and a keen eye on valuation. As always, we focus on attractively valued, competitively advantaged companies with business models supporting high and/or rising returns on invested capital, strong and growing cash flows that can be used to reinvest back into the business and balance sheets. This investment process is consistent in all of our Fund offerings and should keep us well positioned into the future. We appreciate the opportunity to exercise our investment talents on your behalf and the trust you have placed in Luther King Capital Management through your investment in the LKCM Aquinas Funds.


Sincerely,

LKCM Aquinas Funds


J. Luther King, Jr. President

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
SUMMARY
OF INVESTMENT SECURITIES

AQUINAS FIXED INCOME FUND
SECTOR PERCENT OF INVESTMENT SECURITIES
--------------------------------------------------------------
Asset-Backed Securities..................................12.6%
Convertible Bonds.........................................1.3%
Corporate Bonds..........................................38.5%
Municipal Bonds...........................................2.9%
Short-term Investment....................................16.9%
U.S. Government Agencies.................................11.3%
U.S. Treasury Obligations................................15.3%


AQUINAS VALUE FUND
SECTOR PERCENT OF INVESTMENT SECURITIES
--------------------------------------------------------------
Aerospace/Defense.........................................1.7%
Audio/Video Products......................................1.6%
Banking...................................................5.7%
Beverages.................................................0.8%
Biotechnology.............................................4.2%
Casinos and Gaming........................................1.3%
Chemicals.................................................4.1%
Computer Products.........................................3.7%
Consumer Goods............................................3.3%
Energy....................................................2.7%
Financial Services.......................................14.7%
Health Care Products......................................4.3%
Health Care Services......................................2.7%
Home Builders.............................................1.4%
Insurance.................................................3.7%
Manufacturing............................................11.5%
Media.....................................................5.7%
Oil and Gas..............................................11.2%
Retail....................................................9.0%
Semiconductors............................................0.8%
Short-term Investment.....................................1.9%
Telecommunications........................................3.7%


AQUINAS GROWTH FUND
Sector Percent of Investment Securities
--------------------------------------------------------------
Chemicals.................................................3.1%
Computer Services.........................................2.0%
Computer Software.........................................2.0%
Electric.................................................11.5%
Financial Services........................................3.4%
Health Care Products......................................3.8%
Health Care Services......................................2.9%
Home Furnishings..........................................3.6%
Industrials...............................................7.8%
Insurance.................................................5.7%
Oil and Gas..............................................16.6%
Pharmaceuticals...........................................4.3%
Retail....................................................8.6%
Semiconductors............................................2.2%
Short-term Investment....................................20.1%
Tobacco...................................................2.6%


AQUINAS SMALL-CAP FUND
Sector Percent of Investment Securities
--------------------------------------------------------------
Advertising...............................................1.2%
Aerospace/Defense.........................................3.0%
Apparel...................................................1.4%
Biotechnology.............................................1.0%
Business Services........................................15.3%
Casino and Gaming........................................ 2.1%
Computer Services.........................................6.4%
Computer Software.........................................3.4%
Distribution..............................................2.5%
Education.................................................2.0%
Electronics...............................................1.6%
Engineering and Construction..............................1.7%
Health Care Equipment and Supplies.......................11.5%
Health Care Services......................................5.8%
Internet Services.........................................1.7%
Machinery - Construction and Mining.......................1.0%
Manufacturing.............................................0.9%
Oil and Gas...............................................6.6%
Personal Services.........................................1.0%
Pharmaceuticals...........................................2.2%
Retail....................................................0.9%
Semiconductors............................................1.1%
Short-term Investment....................................16.9%
Sports and Fitness........................................1.4%
Telecommunications........................................3.2%
Waste Disposal............................................1.3%
Water.....................................................3.7%

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)


 Principal
   Amount                                                                Value
 ----------                                                            ---------

              FIXED INCOME BONDS 81.9%

               ASSET-BACKED SECURITIES 12.6%
               Bear Stearns Commercial
               Mortage Securities, Inc.,
   $631,191    6.08%, 2/15/35                                          $651,674
               Capital One Auto Finance Trust,
     75,000    3.18%, 9/15/10                                            74,081
               Capital One Master Trust,
    130,000    6.31%, 6/15/11                                           137,661
               Chase Commercial Mortgage
               Securities Corp.,
    193,557    7.37%, 6/19/29                                           200,314
    604,627    6.60%, 12/19/29                                          631,738
               Chase Credit Card Master Trust,
    730,000    3.34%, 2/15/10*                                          731,918
               Commercial Mortgage
               Acceptance Corp.,
    289,755    6.49%, 7/15/31                                           304,921
               Daimler Chrysler Auto Trust,
    135,000    2.58%, 4/8/09                                            131,795
               DLJ Commercial Mortgage Corp.,
     69,025    5.88%, 11/12/31                                           70,063
               First Union - Chase
               Commercial Mortgage,
     87,358    6.363%, 6/15/31                                           88,199
               General Electric Capital Assurance Co.,
    281,619    2.5843%, 5/12/35                                         276,620
               Government National
               Mortgage Association,
    110,000    5.881%, 3/16/24                                          114,956
               Household Auto Trust,
    100,000    3.02%, 12/17/10                                           98,333
               Ikon Receivables LLC,
    125,000    3.27%, 7/15/11                                           123,990
               MBNA Credit Card Master Note Trust,
     55,000    5.90%, 8/15/11                                            58,504

  Principal
   Amount                                                                Value
 ----------                                                            ---------

               ASSET-BACKED SECURITIES 12.6% (CONT'D.)
               Merrill Lynch Mortgage Investors, Inc.,
   $530,781    6.39%, 2/15/30                                          $554,191
               Merrill Lynch Mortgage Trust,
    120,000    4.467%, 10/12/41                                         119,863
               Morgan Stanley Capital I,
    223,019    7.22%, 7/15/29                                           231,964
    189,592    6.52%, 3/15/30                                           198,687
    267,322    6.55%, 3/15/30                                           280,052
     80,470    5.91%, 11/15/31                                           81,070
    120,000    4.59%, 4/14/40                                           121,018
               Nationslink Funding Corp.,
      3,573    6.001%, 8/20/30                                            3,566
               Onyx Acceptance Grantor Trust,
    105,000    3.89%, 2/15/11                                           104,334
               PG&E Energy Recovery Funding LLC,
     70,000    4.37%, 6/25/14                                            70,573
               Prudential Securities Secured
               Financing Corp.,
    175,483    6.955%, 6/16/31                                          178,393
    297,899    6.48%, 11/1/31                                           316,495
               Wachovia Bank Commercial
               Mortgage Trust,
    120,000    4.039%, 10/15/41                                         118,907
                                                                   ------------
                                                                      6,073,880
                                                                   ------------
               CONVERTIBLE BONDS 1.3%
    635,000    Wells Fargo & Co., 5/1/33*+                              627,278
                                                                   ------------
               CORPORATE BONDS 38.5%
               Allstate Corp.,
     40,000    5.55%, 5/9/35                                             41,392
               American Airlines, Inc.,
     40,000    7.858%, 10/1/11                                           42,249
               American General Finance Corp.,
    490,000    4.625%, 5/15/09                                          492,505
     35,000    4.00%, 3/15/11                                            33,796

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2005 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                            ---------

               CORPORATE BONDS 38.5% (CONT'D.)
               AmSouth Bancorp,
   $270,000    6.75%, 11/1/25                                          $327,133
               Amvescap PLC,
     50,000    5.375%, 12/15/14                                          50,748
               AOL Time Warner, Inc.,
     30,000    7.625%, 4/15/31                                           37,467
               Arrow Electronics, Inc.,
     40,000    9.15%, 10/1/10                                            47,095
               ASIF Global XVIII,
    325,000    3.85%, 11/26/07                                          321,080
               Assurant, Inc.,
     30,000    6.75%, 2/15/34                                            34,277
               AT&T Wireless,
     40,000    8.75%, 3/1/31                                             56,065
               AXA Financial, Inc.,
     25,000    7.75%, 8/1/10                                             28,747
     20,000    8.60%, 12/15/30                                           27,236
               BellSouth Capital Funding,
    600,000    6.04%, 11/15/26                                          652,359
    195,000    7.12%, 7/15/97                                           234,377
               Boeing Co.,
    545,000    7.95%, 8/15/24                                           735,850
               British Telecom PLC,
    240,000    7.875%, 12/15/05                                         244,187
               Burlington North SantaFe,
     40,000    6.125%, 3/15/09                                           42,467
               Carnival Corp.,
    100,000    3.75%, 11/15/07                                           99,012
               Cendant Corp.,
     30,000    6.25%, 3/15/10                                            31,948
               Centex Corp.,
     40,000    7.50%, 1/15/12                                            45,373
               Champion International,
    190,000    6.40%, 2/15/26                                           203,749
    365,000    6.65%, 12/15/37                                          407,505

 Principal
   Amount                                                                Value
 ----------                                                            ---------

               CORPORATE BONDS 38.5% (CONT'D.)
               Cia Brasileira de Bedidas,
    $55,000    10.50%, 12/15/11                                         $67,925
               CIT Group, Inc.,
     30,000    4.75%, 12/15/10                                           30,347
               Coca-Cola Enterprises, Inc.,
    530,000    7.00%, 10/1/26                                           645,953
               Comcast Cable Communications,
     40,000    8.875%, 5/1/17                                            52,795
    390,000    8.50%, 5/1/27                                            522,982
               ConAgra Foods, Inc.,
    645,000    6.70%, 8/1/27                                            759,853
               Consolidated Natural Gas Co.,
    140,000    6.875%, 10/15/26                                         163,579
               Countrywide Home Loan,
     50,000    5.625%, 7/15/09                                           52,119
               Cox Communications, Inc.,
     40,000    7.125%, 10/1/12                                           44,857
               Credit Suisse First Boston USA,
     45,000    6.50%, 1/15/12                                            50,013
               DaimlerChrysler NA Holding Corp.,
     30,000    4.875%, 6/15/10                                           29,862
               Deutsche Telekom International
               Finance BV,
     35,000    8.50%, 6/15/10                                            40,563
               Donnelley & Sons,
     20,000    4.95%, 5/15/10                                            20,093
     20,000    5.50%, 5/15/15                                            20,303
               EOP Operating, LP,
    105,000    7.75%, 11/15/07                                          112,745
    525,000    4.65%, 10/1/10                                           523,751
               ERAC USA Finance Co.,
     20,000    5.60%, 5/1/15                                             20,666
               FedEx Corp.,
     52,207    7.02%, 1/15/16                                            57,732

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2005 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                            ---------

               CORPORATE BONDS 38.5% (CONT'D.)
               First Data Corp.,
    $50,000    4.95%, 6/15/15                                           $50,679
               First Union Corp.,
    560,000    6.824%, 8/1/26                                           731,531
    145,000    6.18%, 2/15/36                                           172,981
               FleetBoston Financial Corp.,
    800,000    7.25%, 9/15/05                                           805,620
               Ford Motor Co.,
    385,000    7.70%, 5/15/97                                           303,993
               Ford Motor Credit Co.,
    285,000    7.375%, 10/28/09                                         278,498
               General Electric Capital Corp.,
     30,000    4.25%, 12/1/10                                            29,888
               Goldman Sachs Group, Inc.,
     30,000    5.15%, 1/15/14                                            30,743
               Halliburton Co.,
     40,000    5.50%, 10/15/10                                           41,949
               Harrah's Operating Co.,
     60,000    8.00%, 2/1/11                                             68,799
               Hartford Financial Services Group,
    100,000    4.70%, 9/1/07                                            100,518
               Health Care Property Investors, Inc.,
     20,000    6.45%, 6/25/12                                            21,862
               Health Care REIT,
     50,000    8.00%, 9/12/12                                            58,414
     50,000    5.875%, 5/15/15                                           50,859
               Heller Financial Commercial
               Mortgage Asset Corp.,
    262,113    7.715%, 1/17/34                                          273,280
               Hertz Corp.,
     40,000    6.625%, 5/15/08                                           39,834
               Household Finance Corp.,
    510,000    6.50%, 11/15/08                                          544,345
     70,000    4.75%, 7/15/13                                            70,106
               HSBC Bank PLC,
    210,000    7.65%, 5/1/25                                            274,738

 Principal
   Amount                                                                Value
 ----------                                                            ---------

               CORPORATE BONDS 38.5% (CONT'D.)
               Ingersoll-Rand Co.,
   $125,000    6.443%, 11/15/27                                        $148,763
               International Lease Finance Corp.,
     40,000    6.375%, 3/15/09                                           42,321
     40,000    5.00%, 4/15/10                                            40,789
               John Hancock Global,
    365,000    5.625%, 6/27/06                                          370,312
               LB Baden - Wuerttember,
     45,000    6.35%, 4/1/12                                             50,668
               LB Commercial Conduit Mortgage Trust,
     23,750    6.40%, 2/18/30                                            23,712
               Lehman Brothers Holdings,
    540,000    7.00%, 2/1/08                                            576,559
                Mass Mutual Global II,
    285,000    3.25%, 6/15/07                                           280,518
               MBIA, Inc.,
     50,000    5.70%, 12/1/34                                            50,725
               Merrill Lynch & Co.,
    195,000    3.125%, 7/15/08                                          188,989
               Morgan Stanley,
     45,000    4.75%, 4/1/14                                             44,333
               National Rural Utilities,
     50,000    5.75%, 8/28/09                                            52,780
               News America, Inc.,
    435,000    6.75%, 1/9/38                                            493,969
               Noranda, Inc.,
     60,000    5.50%, 6/15/17                                            59,873
               Northwest Airlines,
     60,428    8.072%, 10/1/19                                           66,026
               Oklahoma Gas & Electric,
    520,000    6.65%, 7/15/27                                           612,017
               Oneok, Inc.,
     40,000    5.20%, 6/15/15                                            40,576
               Power Contract Financing,
     75,000    6.256%, 2/1/10                                            77,809

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2005 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                            ---------

               CORPORATE BONDS 38.5% (CONT'D.)
               Procter & Gamble Co.,
   $675,000    8.00%, 9/1/24                                           $934,500
               Quebec Province,
    660,000    7.035%, 3/10/26                                          865,606
               Residential Capital Corp.,
    300,000    6.375%, 6/30/10                                          301,444
               SBC Communications, Inc.,
     50,000    5.10%, 9/15/14                                            51,123
               Sempra Energy,
     60,000    4.621%, 5/17/07                                           60,283
               SLM Corp.,
    310,000    3.625%, 3/17/08                                          304,708
    465,000    5.375%, 5/15/14                                          489,396
               Southern Power Co.,
     40,000    4.875%, 7/15/15                                           40,097
               Sprint Capital Corp.,
     45,000    8.375%, 3/15/12                                           54,127
               Suntrust Banks,
    295,000    6.00%, 2/15/26                                           331,882
    315,000    6.00%, 1/15/28                                           354,114
               Telefonica Europe BV,
     40,000    7.75%, 9/15/10                                            46,151
               Textron Financial Corp.,
     60,000    5.875%, 6/1/07                                            61,919
     40,000    6.00%, 11/20/09                                           43,049
               USX Corp.,
     20,000    9.125%, 1/15/13                                           25,431
               Verizon Global Funding Corp.,
     10,000    7.25%, 12/1/10                                            11,335
               XL Capital, Ltd.,
     35,000    5.25%, 9/15/14                                            35,502
                                                                   ------------
                                                                     18,632,798
                                                                   ------------
               MUNICIPAL BONDS 2.9%
               California Statewide Communities
               Development Authority,
   $655,000    4.00%, 11/15/06                                         $655,917
               Fiscal Year 2005 Securitization Corp.,
    355,000    3.40%, 8/15/08                                           351,368
               Southern California Public Power
               Authority,
    330,000    6.93%, 5/15/17                                           403,045
                                                                   ------------
                                                                      1,410,330
                                                                   ------------
               U.S. GOVERNMENT AGENCIES 11.3%
               Federal Home Loan Bank,
    125,000    3.50%, 8/15/06                                           124,601
    855,000    5.75%, 10/15/07                                          890,135
    110,000    3.625%, 11/14/08                                         108,990
               Federal Home Loan Mortgage Corp.,
    130,000    3.00%, 9/29/06                                           128,467
               Federal National Mortgage Association,
    195,000    2.375%, 2/15/07                                          190,716
    180,000    3.25%, 1/15/08                                           177,523
    120,000    6.00%, 5/15/11                                           131,975
    105,000    4.625%, 10/15/13                                         107,991
     40,000    5.00%, 4/15/15                                            42,257
     55,000    7.25%, 5/15/30                                            76,354
    152,290    4.55%, 7/1/33*                                           153,738
     95,424    4.603%, 11/1/33*                                          95,820
    298,559    4.819%, 11/1/33*                                         300,616
     92,797    4.68%, 12/1/33*                                           93,242
    137,465    4.697%, 1/1/34*                                          138,297
    732,015    4.543%, 8/1/34*                                          752,134
    724,593    4.646%, 8/1/34*                                          744,703
    263,619    4.875%, 9/1/34*                                          265,946
    238,025    4.90%, 9/1/34*                                           240,179
    277,181    4.80%, 10/1/34*                                          280,117
    416,082    4.583%, 1/1/35*                                          427,612
                                                                   ------------
                                                                      5,471,413
                                                                   ------------
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AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2005 (UNAUDITED)

 Principal
   Amount                                                                Value
 ----------                                                            ---------

               U.S. TREASURY OBLIGATIONS 15.3%
               U.S. Treasury Bond,
   $180,000    6.25%, 8/15/23                                          $224,318
    300,000    5.25%, 11/15/28                                          342,644
               U.S. Treasury Note,
    925,000    1.50%, 7/31/05                                           923,736
    430,000    2.00%, 8/31/05                                           429,143
    275,000    1.875%, 12/31/05                                         272,927
    940,000    3.00%, 12/31/06                                          931,371
    115,000    6.50%, 2/15/10                                           128,337
  1,335,000    5.00%, 8/15/11                                         1,423,288
     65,000    3.875%, 2/15/13                                           65,079
    655,000    4.25%, 8/15/13                                           671,375
    795,000    4.25%, 11/15/13                                          814,409
    220,000    4.25%, 8/15/14                                           225,259
    325,000    7.25%, 5/15/16                                           416,165
               U.S. Treasury Tip,
    319,134    3.625%, 1/15/08                                          337,696
    213,971    1.625%, 1/15/15                                          213,194
                                                                   ------------
                                                                      7,418,941
                                                                   ------------
               Total Fixed Income Bonds
               (cost $38,740,260)                                    39,634,640
                                                                   ------------
               SHORT-TERM INVESTMENTS 16.9%

               COMMERCIAL PAPER 2.7%
               American Express, Commercial Paper,
    430,000    3.21%, 7/13/05                                           430,000
               General Electric Capital,
               Commercial Paper,
    430,000    3.25%, 7/13/05                                           430,000
               Toyota Motor, Commercial Paper,
    430,000    3.25%, 7/13/05                                           430,000
                                                                   ------------
                                                                      1,290,000
                                                                   ------------

Principal
   Amount                                                                Value
-----------                                                            ---------

               DEMAND DEPOSIT 14.2%
 $6,876,659    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 1.24%                      $6,876,659
               (cost $6,876,659)                                   ------------

               Total Short-Term Investments
               (cost $8,166,659)                                      8,166,659
                                                                   ------------
               Total Investments 98.8%
               (cost $46,906,919)                                    47,801,299

               Other Assets less Liabilities 1.2%                       565,232
                                                                   ------------
               Net Assets 100.0%                                    $48,366,531
                                                                   ============

         + Series 144A security.

         * Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2005.

         See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

 Number
of Shares                                                                Value
-----------                                                           ----------

               COMMON STOCKS 97.8%

               AEROSPACE/DEFENSE 1.7%
      4,700    General Dynamics Corp.                                  $514,838
      4,000    United Technologies Corp.                                205,400
                                                                   ------------
                                                                        720,238
                                                                   ------------
               AUDIO/VIDEO PRODUCTS 1.6%
     27,900    Thomson ADR                                              668,205
                                                                   ------------
               BANKING 5.7%
     26,544    Bank of America Corp.                                  1,210,672
     18,400    US Bancorp                                               537,280
     10,760    Wells Fargo & Co.                                        662,601
                                                                   ------------
                                                                      2,410,553
                                                                   ------------
               BEVERAGES 0.8%
     16,200    Coca-Cola Enterprises, Inc.                              356,562
                                                                   ------------
               BIOTECHNOLOGY 4.2%
     10,500    Amgen, Inc.*                                             634,830
     20,135    Biogen Idec, Inc.*                                       693,651
      7,800    Genzyme Corp.*                                           468,702
                                                                   ------------
                                                                      1,797,183
                                                                   ------------
               CASINOS AND GAMING 1.3%
      7,900    Harrah's Entertainment, Inc.                             569,353
                                                                   ------------
               CHEMICALS 4.1%
     16,000    Dow Chemical Co.                                         712,480
     22,080    Praxair, Inc.                                          1,028,928
                                                                   ------------
                                                                      1,741,408
                                                                   ------------
               COMPUTER PRODUCTS 3.7%
     12,900    Computer Sciences Corp.*                                 563,730
     13,550    International Business Machines Corp.                  1,005,410
                                                                   ------------
                                                                      1,569,140
                                                                   ------------
               CONSUMER GOODS 3.3%
      7,660    PepsiCo, Inc.                                            413,104
                                                                   ------------

  Number
of Shares                                                                Value
-----------                                                           ----------

               CONSUMER GOODS 3.3% (CONT'D.)
      5,900    Fortune Brands, Inc.                                    $523,920
      7,890    Kimberly-Clark Corp.                                     493,835
                                                                   ------------
                                                                      1,430,859
                                                                   ------------
               ENERGY 2.7%
      6,900    Ameren Corp.                                             381,570
     25,200    Duke Energy Corp.                                        749,196
                                                                   ------------
                                                                      1,130,766
                                                                   ------------
               FINANCIAL SERVICES 14.7%
     29,487    Citigroup, Inc.                                        1,363,184
     11,000    Federal Home Loan Mortgage Corp.                         717,530
     18,559    First Data Corp.                                         744,958
      6,670    Goldman Sachs Group, Inc.                                680,474
     25,000    J.P. Morgan Chase & Co.                                  883,000
      8,380    Lehman Brothers Holdings, Inc.                           831,966
     23,000    MBNA Corp.                                               601,680
      8,000    Morgan Stanley                                           419,760
                                                                   ------------
                                                                      6,242,552
                                                                   ------------
               HEALTH CARE PRODUCTS 4.3%
     31,740    Baxter Int'l., Inc.                                    1,177,554
     23,800    Boston Scientific Corp.*                                 642,600
                                                                   ------------
                                                                      1,820,154
                                                                   ------------
               HEALTH CARE SERVICES 2.7%
      8,600    UnitedHealth Group, Inc.                                 448,404
     10,200    WellPoint, Inc.*                                         710,328
                                                                   ------------
                                                                      1,158,732
                                                                   ------------
               HOME BUILDERS 1.4%
      5,700    Lennar Corp.                                             361,665
      2,700    Pulte Homes, Inc.                                        227,475
                                                                   ------------
                                                                        589,140
                                                                   ------------
               INSURANCE 3.7%
      8,200    Allstate Corp.                                           489,950
      6,600    American Int'l. Group, Inc.                              383,460
     15,000    Lincoln National Corp.                                   703,800
                                                                   ------------
                                                                      1,577,210
                                                                   ------------

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2005 (UNAUDITED)

 Number
of Shares                                                                Value
-----------                                                           ----------

               MANUFACTURING 11.5%
      9,000    3M Co.                                                  $650,700
     11,700    American Standard Cos., Inc.                             490,464
      9,310    Caterpillar, Inc.                                        887,336
     14,400    General Electric Co.                                     498,960
     16,440    Honeywell Int'l., Inc.                                   602,197
      6,400    Monsanto Co.                                             402,368
     28,200    Newell Rubbermaid, Inc.                                  672,288
     24,000    Tyco Int'l., Ltd.                                        700,800
                                                                   ------------
                                                                      4,905,113
                                                                   ------------
               MEDIA 5.7%
      6,540    Gannett Co., Inc.                                        465,190
     47,300    Liberty Media Corp.*                                     481,987
      7,700    Viacom, Inc. CL B                                        246,554
     17,600    Vivendi Universal SA ADR                                 551,408
     27,120    Walt Disney Co.                                          682,882
                                                                   ------------
                                                                      2,428,021
                                                                   ------------
               OIL AND GAS 11.2%
      9,550    Apache Corp.                                             616,930
      6,800    Burlington Resources, Inc.                               375,632
     21,926    ChevronTexaco Corp.                                    1,226,102
     16,660    ConocoPhillips                                           957,783
      8,900    DevonEnergy Corp.                                        451,052
     15,400    ExxonMobil Corp.                                         885,038
      1,900    Total SA ADR                                             222,015
                                                                   ------------
                                                                      4,734,552
                                                                   ------------
               RETAIL 9.0%
     10,100    Gap, Inc.                                                199,475
      6,900    Home Depot, Inc.                                         268,410
     10,600    J.C. Penney Co., Inc.                                    557,348
     12,700    Lowe's Cos., Inc.                                        739,394
     19,600    McDonald's Corp.                                         543,900
     16,200    Target Corp.                                             881,442
     11,700    Yum! Brands, Inc.                                        609,336
                                                                   ------------
                                                                      3,799,305
                                                                   ------------

  Number
 of Shares                                                               Value
-----------                                                           ----------

               SEMICONDUCTORS 0.8%
     13,700    Intel Corp.                                             $357,022
                                                                   ------------
               TELECOMMUNICATIONS 3.7%
      6,400    ALLTEL Corp.                                             398,592
      7,600    America Movil SA ADR                                     453,036
     15,500    Bellsouth Corp.                                          411,835
     11,600    Sprint Corp.                                             291,044
                                                                   ------------
                                                                      1,554,507
                                                                   ------------
               TOTAL COMMON STOCKS
               (cost $34,851,223)                                    41,560,575
                                                                   ------------

Principal
 Amount
----------
               SHORT-TERM INVESTMENT 1.9%

   $818,567    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 1.66%
               (cost $818,567)                                          818,567
                                                                   ------------
               Total Investments 99.7%
               (cost $35,669,790)                                    42,379,142

               Other Assets less Liabilities 0.3%                       109,414
                                                                   ------------
               Net Assets 100.0%                                    $42,488,556
                                                                   ============
               *Non-income producing security

               See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

  Number
 of Shares                                                              Value
-----------                                                           ----------
               COMMON STOCKS 80.1%

               CHEMICALS 3.1%
     43,200    Eastman Chemical Co.                                  $2,382,480
                                                                   ------------
               COMPUTER SERVICES 2.0%
     34,200    Computer Sciences Corp.*                               1,494,540
                                                                   ------------
               COMPUTER SOFTWARE 2.0%
     61,100    Microsoft Corp.                                        1,517,724
                                                                   ------------
               ELECTRIC 11.5%
     39,450    Ameren Corp.                                           2,181,585
     47,200    Consolidated Edison, Inc.                              2,210,848
     48,550    Progress Energy, Inc.                                  2,196,402
     62,100    Southern Co.                                           2,153,007
                                                                   ------------
                                                                      8,741,842
                                                                   ------------
               FINANCIAL SERVICES 3.4%
     39,150    Federal Home Loan Mortgage Corp.                       2,553,755
                                                                   ------------
               HEALTH CARE PRODUCTS 3.8%
     25,250    Boston Scientific Corp.*                                 681,750
     22,700    Johnson & Johnson                                      1,475,500
     14,400    Medtronic, Inc.                                          745,776
                                                                   ------------
                                                                      2,903,026
                                                                   ------------
               HEALTH CARE SERVICES 2.9%
     42,200    UnitedHealth Group, Inc.                               2,200,308
                                                                   ------------
               HOME FURNISHINGS 3.6%
     39,300    Whirlpool Corp.                                        2,755,323
                                                                   ------------
               INDUSTRIALS 7.8%
     31,900    Emerson Electric Co.                                   1,997,897
     25,600    Ingersoll-Rand Co., Ltd.                               1,826,560
     28,000    L-3 Communications Holdings, Inc.                      2,144,240
                                                                   ------------
                                                                      5,968,697
                                                                   ------------

  Number
 of Shares                                                                Value
-----------                                                           ----------

               INSURANCE 5.7%
     37,900    American International Group, Inc.                    $2,201,990
     27,900    Loews Corp.                                            2,162,250
                                                                   ------------
                                                                      4,364,240
                                                                   ------------
               OIL AND GAS 16.6%
     23,200    Burlington Resources, Inc.                             1,281,568
     45,650    Chevron Texaco Corp.                                   2,552,748
     48,000    Devon Energy Corp.                                     2,432,640
     52,500    KeySpan Corp.                                          2,136,750
     19,400    Occidental Petroleum Corp.                             1,492,442
     24,100    Sunoco, Inc.                                           2,739,688
                                                                   ------------
                                                                     12,635,836
                                                                   ------------
               PHARMACEUTICALS 4.3%
     34,400    Abbott Laboratories                                    1,685,944
     57,450    Pfizer, Inc.                                           1,584,471
                                                                   ------------
                                                                      3,270,415
                                                                   ------------
               RETAIL 8.6%
     59,000    Home Depot, Inc.                                       2,295,100
     38,600    Lowe's Cos., Inc.                                      2,247,292
     72,300    McDonald's Corp.                                       2,006,325
                                                                   ------------
                                                                      6,548,717
                                                                   ------------
               SEMICONDUCTORS 2.2%
     64,650    Intel Corp.                                            1,684,779
                                                                   ------------
               TOBACCO 2.6%
     30,900    Altria Group, Inc.                                     1,997,994
                                                                   ------------
               Total Common Stocks
               (cost $58,833,427)                                    61,019,676
                                                                   ------------

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2005 (UNAUDITED)

Principal
   Amount                                                                Value
-----------                                                            ---------

               SHORT-TERM INVESTMENT 20.1%

$15,273,045    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 1.66%
               (cost $15,273,045)                                   $15,273,045
                                                                   ------------
               Total Investments 100.2%
               (cost $74,106,472)                                    76,292,721
                                                                   ------------
               Liabilities less Other Assets  (0.2)%                  (140,200)
                                                                   ------------
               Net Assets 100.0%                                    $76,152,521
                                                                   ============
               *Non-income producing security

               See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

  Number
 of Shares                                                                Value
-----------                                                           ----------

               COMMON STOCKS 83.9%

               Advertising 1.2%
      3,100    Monster Worldwide, Inc.*                                 $88,908
                                                                   ------------
               AEROSPACE/DEFENSE 3.0%
      1,500    DRS Technologies, Inc.*                                   76,920
      4,000    MTC Technologies, Inc.*                                  147,320
                                                                   ------------
                                                                        224,240
                                                                   ------------
               APPAREL 1.4%
      7,800    True Religion Apparel, Inc.*                             106,860
                                                                   ------------
               BIOTECHNOLOGY 1.0%
      6,000    Illumina, Inc.*                                           72,420
                                                                   ------------
               BUSINESS SERVICES 15.3%
      5,100    Asset Acceptance Capital Corp.*                          132,141
      3,600    Calamos Asset Management, Inc.                            98,064
      2,600    CB Richard Ellis Group, Inc.*                            114,036
      2,300    Corporate Executive Board Co.                            180,159
      5,700    Euronet Worldwide, Inc.*                                 165,699
      3,100    GFI Group, Inc.*                                         110,360
      2,800    Greenhill & Co., Inc.                                    113,428
      4,300    Labor Ready, Inc.*                                       100,233
      2,800    Portfolio Recovery Associates, Inc.*                     117,656
                                                                   ------------
                                                                      1,131,776
                                                                   ------------
               CASINO AND GAMING 2.1%
      5,425    Shuffle Master, Inc.*                                    152,063
                                                                   ------------

  Number
 of Shares                                                               Value
-----------                                                           ----------

               COMPUTER SERVICES 6.4%
        900    CACI International, Inc.*                                 56,844
      1,100    Hutchinson Technology, Inc.*                              42,361
      4,500    Kanbay International, Inc.*                              103,995
      7,000    SI International, Inc.*                                  209,720
      1,800    SRA International, Inc.*                                  62,496
                                                                   ------------
                                                                        475,416
                                                                   ------------
               COMPUTER SOFTWARE 3.4%
      2,300    Hyperion Solutions Corp.*                                $92,552
      5,700    Infocrossing, Inc.*                                       71,079
      3,200    Komag, Inc.*                                              90,784
                                                                   ------------
                                                                        254,415
                                                                   ------------
               DISTRIBUTION 2.5%
      6,200    Bell Microproducts, Inc.*                                 58,280
      3,800    Brightpoint, Inc.*                                        84,322
      1,100    Central European Distribution Corp.*                      41,063
                                                                   ------------
                                                                        183,665
                                                                   ------------
               EDUCATION 2.0%
      2,700    ITT Educational Services, Inc.*                          144,234
                                                                   ------------
               ELECTRONICS 1.6%
      3,900    Benchmark Electronics, Inc.*                             118,638
                                                                   ------------
               ENGINEERING AND CONSTRUCTION 1.7%
      7,900    Insituform Technologies, Inc.*                           126,637
                                                                   ------------
               HEALTH CARE EQUIPMENT AND SUPPLIES 11.5%
      3,500    ArthroCare Corp.*                                        122,290
      4,400    Aspect Medical Systems, Inc.*                            130,856
      2,100    Cooper Cos., Inc.                                        127,806
        400    ESCO Technologies, Inc.*                                  40,320
      2,000    Hologic, Inc.*                                            79,500
      5,600    IntraLase Corp.*                                         109,872
      3,800    Merge Technologies, Inc.*                                 71,250
      1,000    Merit Medical System, Inc.*                               15,410
      6,400    Symmetry Medical, Inc.*                                  150,656
                                                                   ------------
                                                                        847,960
                                                                   ------------
               HEALTH CARE SERVICES 5.8%
      2,000    Centene Corp.*                                            67,160
      2,700    Covance, Inc.*                                           121,149
      1,500    LifePoint Hospitals, Inc.*                                75,780

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2005 (UNAUDITED)

  Number
 of Shares                                                                Value
-----------                                                           ----------


               HEALTH CARE SERVICES 5.8% (CONT'D.)
      2,700    MedCath Corp.*                                           $75,033
      1,800    Psychiatric Solutions, Inc.*                              87,678
                                                                   ------------
                                                                        426,800
                                                                   ------------
               INTERNET SERVICES 1.7%
      6,000    Aladdin Knowledge Systems, Ltd.*                         123,240
                                                                   ------------
               MACHINERY - CONSTRUCTION AND MINING 1.0%
      1,900    Bucyrus International, Inc.                               72,162
                                                                   ------------
               MANUFACTURING 0.9%
      1,900    Sun Hydraulics Corp.                                      69,141
                                                                   ------------
               OIL AND GAS 6.6%
      1,600    Atwood Oceanics, Inc.*                                    98,496
      2,100    Bill Barrett Corp.*                                       62,118
      4,800    Hornbeck Offshore Services, Inc.*                        130,032
      1,400    Quicksilver Resources, Inc.*                              89,502
      2,200    Range Resources Corp.                                     59,180
      1,800    Todco-CL A*                                               46,206
                                                                   ------------
                                                                        485,534
                                                                   ------------
               PERSONAL SERVICES 1.0%
      1,800    Bright Horizons
               Family Solutions, Inc.*                                   73,296
                                                                   ------------
               PHARMACEUTICALS 2.2%
      3,600    HealthExtras, Inc.*                                       72,252
      5,900    Impax Laboratories, Inc.*                                 92,630
                                                                   ------------
                                                                        164,882
                                                                   ------------
               RETAIL 0.9%
      3,400    Hot Topic, Inc.*                                          65,008
                                                                   ------------
               SEMICONDUCTORS 1.1%
      4,400    Microsemi Corp.*                                          82,720
                                                                   ------------
               SPORTS AND FITNESS 1.4%
      3,200    LIFE TIME FITNESS, Inc.*                                $104,992
                                                                   ------------
               TELECOMMUNICATIONS 3.2%
      3,000    ADTRAN, Inc.                                              74,370
      5,500    Ixia*                                                    106,920
      4,200    Novatel Wireless, Inc.*                                   52,374
                                                                   ------------
                                                                        233,664
                                                                   ------------
               WASTE DISPOSAL 1.3%
      5,400    American Ecology Corp.                                    96,660
                                                                   ------------
               WATER 3.7%
      4,500    Aqua America, Inc.                                       133,830
      3,700    Consolidated Water Co., Ltd.                             143,486
                                                                   ------------
                                                                        277,316
                                                                   ------------
               Total Common Stocks
               (cost $5,286,576)                                      6,202,647
                                                                   ------------

Principal
   Amount
-----------

               SHORT-TERM INVESTMENT 16.9%
$1,251,323     UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 1.66%
               (cost $1,251,323)                                      1,251,323
                                                                   ------------

               Total Investments 100.8%
               (cost $6,537,899)                                      7,453,970
                                                                   ------------

               Liabilities less Other Assets (0.8)%                     (56,087)
                                                                   ------------

               Net Assets 100.0%                                     $7,397,883
                                                                   ============

               *Non-income producing security

               See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)


                                                FIXED INCOME            VALUE              GROWTH           SMALL-CAP
                                                    FUND                FUND                FUND               FUND
                                                    ----                ----                ----               ----
ASSETS:
  Investments at value (cost $46,906,919,
    $35,669,790, $74,106,472 and
    $6,537,899, respectively)                    $47,801,299         $42,379,142         $76,292,721         $7,453,970
  Cash                                                    20                  --                  --                 --
  Receivable for securities sold                   5,717,489             182,184                  --                 --
  Interest and dividends receivable                  435,898              37,377              55,469              2,988
  Capital shares receivable                          174,729              75,420             194,844                273
  Prepaid expenses                                    20,363              18,060              22,884             11,255
  Due from advisor                                        --                  --                  --              2,372
                                                 -----------         -----------         -----------         ----------
    Total Assets                                  54,149,798          42,692,183          76,565,918          7,470,858
                                                 -----------         -----------         -----------         ----------
LIABILITIES:
  Payable for securities purchased                 5,589,748             103,927                  --             54,500
  Dividend payable                                   134,560              26,522             173,759                 --
  Capital shares payable                               9,219                 915              28,453              3,860
  Accrued expenses                                    43,293              37,273             157,557             14,615
  Accrued investment advisory fee                      6,447              34,990              53,628                 --
                                                 -----------         -----------         -----------         ----------
  Total Liabilities                                5,783,267             203,627             413,397             72,975
                                                 -----------         -----------         -----------         ----------
NET ASSETS                                       $48,366,531         $42,488,556         $76,152,521         $7,397,883
                                                 ===========         ===========         ===========         ==========
NET ASSETS CONSIST OF:
  Capital stock                                         $475                $363                $495               $128
  Paid-in-capital in excess of par                47,456,265          39,975,615          71,960,348          8,000,532
  Undistributed net investment income (loss)        (130,208)             (2,077)             (4,329)           (58,726)
  Undistributed net realized gain (loss)
    on investments                                   145,619          (4,194,697)          2,009,758         (1,460,122)
  Net unrealized appreciation
    on investments                                   894,380           6,709,352           2,186,249            916,071
                                                 -----------         -----------         -----------         ----------
NET ASSETS                                       $48,366,531         $42,488,556         $76,152,521         $7,397,883
                                                 ===========         ===========         ===========         ==========
CAPITAL STOCK, $.0001 PAR VALUE:
  Authorized                                     125,000,000         125,000,000         125,000,000        125,000,000
  Issued and outstanding                           4,779,542           3,639,521           4,979,547          1,344,355

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                              $10.12              $11.67              $15.29              $5.50
                                                      ------              ------              ------              -----


See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)



                                                FIXED INCOME            VALUE              GROWTH           SMALL-CAP
                                                    FUND                FUND                FUND               FUND
                                                    ----                ----                ----               ----

INVESTMENT INCOME:
  Interest                                          $993,846              $4,829             $52,446             $3,495
  Dividends (net of foreign withholding tax
    of $0, $4,265, $0 and $0, respectively)               --             356,824             579,566              6,677
                                                  ----------           ---------          ----------          ---------
                                                     993,846             361,653             632,012             10,172
EXPENSES:
  Investment advisory fees                           139,737             209,441             304,000             44,165
  Administration and fund accounting fees             40,281              36,225              52,577              6,111
  Shareholder servicing fees                          35,683              40,046              56,149             23,489
  Professional fees                                   16,637              15,863              21,222              4,106
  Pricing fees                                        15,215               1,424               1,021              1,399
  Custody fees                                         6,063               5,048               5,228              4,681
  State registration fees                              5,485               5,166               5,933              5,107
  Reports to shareholders                              3,872               3,677               6,093                670
  Directors' fees                                      1,214               1,252               1,585                185
  12b-1 fees                                              --                  --                  --              8,833
  Other                                                7,644               6,443               8,774              1,408
                                                  ----------           ---------          ----------          ---------
  Total expenses before waiver                       271,831             324,585             462,582            100,154
  Waiver of fees                                     (27,292)                 --                  --            (31,256)
                                                  ----------           ---------          ----------          ---------
     Net Expenses                                    244,539             324,585             462,582             68,898
                                                  ----------           ---------          ----------          ---------
NET INVESTMENT INCOME (LOSS)                          749,307             37,068             169,430            (58,726)
                                                  ----------           ---------          ----------          ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments            109,859             884,991             371,458            125,450
  Change in unrealized appreciation/
    depreciation on investments                      274,056          (1,208,223)          2,148,615           (277,277)
                                                  ----------           ---------          ----------          ---------
  Net gain (loss) on investments                     383,915            (323,232)          2,520,073           (151,827)
                                                  ----------           ---------          ----------          ---------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                  $1,133,222           $(286,164)         $2,689,503          $(210,553)
                                                  ==========           =========          ==========          =========


See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                       FIXED INCOME               VALUE                     GROWTH                 SMALL-CAP
                                          FUND                     FUND                      FUND                     FUND
                                          ----                     ----                      ----                     ----

                             SIX MONTHS ENDED  YEAR   SIX MONTHS ENDED   YEAR   SIX MONTHS ENDED  YEAR   SIX MONTHS ENDED   YEAR
                                 JUNE 30,      ENDED      JUNE 30,       ENDED      JUNE 30,      ENDED      JUNE 30,       ENDED
                                   2005       DEC. 31,      2005        DEC. 31,      2005       DEC. 31,      2005        DEC. 31,
                                (UNAUDITED)    2004      (UNAUDITED)     2004      (UNAUDITED)    2004      (UNAUDITED)     2004
                                ----------- -----------  -----------  -----------  -----------  -----------  ----------- -----------
OPERATIONS:
  Net investment income (loss)    $749,307   $1,497,756      $37,068      $85,487     $169,430   $(275,424)   $(58,726)   $(125,751)
  Net realized gain on
    investments                    109,859      864,922      884,991    3,596,010      371,458   12,380,564     125,450      311,210
  Change in unrealized
    appreciation/depreciation
    on investments                 274,056    (512,123)  (1,208,223)    2,393,100    2,148,615  (7,734,783)   (277,277)       62,760
                               -----------  -----------  -----------  -----------  -----------  -----------  ----------   ----------
  Net Increase (Decrease)
    in Net Assets
    Resulting from Operations    1,133,222    1,850,555    (286,164)    6,074,597    2,689,503    4,370,357   (210,553)      248,219
                               -----------  -----------  -----------  -----------  -----------  -----------  ----------   ----------
DISTRIBUTIONS OF:
  Net investment income          (830,466)  (1,675,211)     (54,530)     (70,254)    (173,759)           --          --           --
  Net realized gains                    --    (653,362)           --           --          --            --          --           --
                               -----------  -----------  -----------  -----------  -----------  -----------  ----------   ----------
    Total Distributions          (830,466)  (2,328,573)     (54,530)     (70,254)    (173,759)           --          --           --
                               -----------  -----------  -----------  -----------  -----------  -----------  ----------   ----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                    3,991,407    6,407,355    2,502,258    6,339,497   19,655,911    7,599,318     447,875    1,404,145
  Shares issued to holders
    in reinvestment of
    distributions                  776,866    2,263,062       53,535       68,714      169,419           --          --           --
  Shares redeemed              (2,820,875)  (6,836,215)  (2,491,557) (10,117,402)  (4,622,585) (11,353,967)   (414,797)  (1,359,684)
                               -----------  -----------  -----------  -----------  -----------  -----------  ----------   ----------
    Net Increase (Decrease)      1,947,398    1,834,202       64,236  (3,709,191)   15,202,745  (3,754,649)      33,078      44,461
                               -----------  -----------  -----------  -----------  -----------  -----------  ----------   ----------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                       2,250,154    1,356,184    (276,458)    2,295,152   17,718,489      615,708   (177,475)      292,680


NET ASSETS:
  Beginning of period           46,116,377   44,760,193   42,765,014   40,469,862   58,434,032   57,818,324   7,575,358    7,282,678
                               -----------  -----------  -----------  -----------  -----------  -----------  ----------   ----------
  End of period                $48,366,531  $46,116,377  $42,488,556  $42,765,014  $76,152,521  $58,434,032  $7,397,883   $7,575,358
                               ===========  ===========  ===========  ===========  ===========  ===========  ==========   ==========


See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                      FIXED INCOME FUND
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       JUNE 30, 2005                     YEAR ENDED DECEMBER 31,
                                                        (UNAUDITED)      2004         2003         2002        2001         2000
                                                        -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period                       $10.06       $10.16       $10.23       $10.07       $9.73        $9.47

Income (Loss) from Investment Operations:
  Net investment income                                      0.16         0.34         0.35         0.50        0.55         0.58
  Net realized and unrealized
    gains (losses) on investments                            0.23         0.09         0.14         0.21        0.34         0.25
                                                           ------       ------       ------       ------      ------        -----
    Total from Investment Operations                         0.39         0.43         0.49         0.71        0.89         0.83
                                                           ------       ------       ------       ------      ------        -----
Less Distributions:
  Dividends from net investment income                     (0.18)       (0.38)       (0.40)       (0.50)      (0.55)       (0.57)
  Distributions from net realized gains                    (0.15)       (0.15)       (0.16)       (0.05)          --           --
                                                           ------       ------       ------       ------      ------        -----
    Total Distributions                                    (0.33)       (0.53)       (0.56)       (0.55)      (0.55)       (0.57)
                                                           ------       ------       ------       ------      ------        -----
Net Asset Value, End of Period                             $10.12       $10.06       $10.16       $10.23      $10.07        $9.73
                                                           ======       ======       ======       ======      ======        =====
Total Return(1)                                             2.39%        4.35%        4.90%        7.29%       9.33%        9.11%

Supplemental Data and Ratios:
  Net assets, end of period (in thousands)                $48,367      $46,116      $44,760      $47,688     $49,256      $45,070
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                                  1.05%        1.02%        1.00%        1.00%       1.00%        1.00%
  Expenses, before waivers                                  1.17%        1.19%        1.20%        1.12%       1.09%        1.07%
  Net investment income, net of waivers                     3.22%        3.37%        3.43%        4.95%       5.43%        6.05%
  Net investment income, before waivers                     3.10%        3.20%        3.23%        4.83%       5.34%        5.98%
Portfolio turnover rate(2)                                    73%         147%         276%         168%        158%         152%


(1) Not annualized for the six months ended December 31, 2004.

(2) Annualized for the six months ended December 31, 2004.

See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                                        VALUE FUND
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       JUNE 30, 2005                     YEAR ENDED DECEMBER 31,
                                                        (UNAUDITED)      2004         2003         2002        2001         2000
                                                        -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period                       $11.77       $10.17        $7.95       $10.22      $10.91       $11.34

Income (Loss) from Investment Operations:
  Net investment income                                      0.01         0.02         0.03         0.01          --        0.17
  Net realized and unrealized
    gains (losses) on investments                          (0.09)         1.60         2.22       (2.27)      (0.69)       (0.31)
                                                           ------       ------       ------       ------      ------        -----
    Total from Investment Operations                       (0.08)         1.62         2.25       (2.26)      (0.69)       (0.14)
                                                           ------       ------       ------       ------      ------        -----
Less Distributions:
  Dividends from net investment income                     (0.02)       (0.02)       (0.03)       (0.01)          --       (0.16)
  Distributions from net realized gains                        --           --           --           --          --       (0.13)
                                                           ------       ------       ------       ------      ------        -----
    Total Distributions                                    (0.02)       (0.02)       (0.03)       (0.01)          --       (0.29)
                                                           ------       ------       ------       ------      ------        -----
Net Asset Value, End of Period                             $11.67       $11.77       $10.17        $7.95      $10.22       $10.91
                                                           ======       ======       ======       ======      ======        =====
Total Return(1)                                           (0.72)%       15.93%       28.29%     (22.11)%     (6.29)%      (1.19)%

Supplemental Data and Ratios:
  Net assets, end of period (in thousands)                $42,489      $42,765      $40,470      $33,783     $45,155      $54,972
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers                                  1.55%        1.53%        1.50%        1.50%       1.49%        1.42%
  Expenses, before waivers                                  1.55%        1.57%        1.59%        1.55%       1.49%        1.42%
  Net investment income, net of waivers                     0.18%        0.21%        0.30%        0.11%       0.01%        1.53%
  Net investment income, before waivers                     0.18%        0.17%        0.21%        0.06%       0.01%        1.53%
Portfolio turnover rate(2)                                    18%          61%          70%          45%         64%          81%


AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                                       GROWTH FUND
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       JUNE 30, 2005                     YEAR ENDED DECEMBER 31,
                                                        (UNAUDITED)      2004         2003         2002        2001         2000
                                                        -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period                       $14.67       $13.58       $11.26       $14.61      $17.41       $19.48

Income (Loss) from Investment Operations:
  Net investment income (loss)                               0.03       (0.07)       (0.08)       (0.10)      (0.12)       (0.13)
  Net realized and unrealized
    gains (losses) on investments                            0.62         1.16         2.40       (3.25)      (2.68)         0.63
                                                           ------       ------       ------       ------      ------        -----
    Total from Investment Operations                         0.65         1.09         2.32       (3.35)      (2.80)         0.50
                                                           ------       ------       ------       ------      ------        -----
Less Distributions:
  Dividends from net investment income                     (0.03)           --           --           --          --          --
  Distributions from net realized gains                        --           --           --           --          --       (2.57)
                                                           ------       ------       ------       ------      ------        -----
    Total Distributions                                    (0.03)           --           --           --          --       (2.57)
                                                           ------       ------       ------       ------      ------        -----
Net Asset Value, End of Period                             $15.29       $14.67       $13.58       $11.26      $14.61       $17.41
                                                           ======       ======       ======       ======      ======        =====
Total Return(2)                                             4.46%        8.03%       20.60%     (22.93)%    (16.08)%        2.48%

Supplemental Data and Ratios:
  Net assets, end of period (in thousands)                $76,153      $58,434      $57,818      $48,773     $60,961      $68,336
Ratio to Average Net Assets of:(3)
  Expenses, net of waivers                                  1.52%        1.53%        1.50%        1.50%       1.50%        1.41%
  Expenses, before waivers                                  1.52%        1.55%        1.58%        1.54%       1.50%        1.41%
  Net investment income (loss), net of waivers              0.56%      (0.48)%      (0.62)%      (0.82)%     (0.81)%      (0.77)%
Net investment income (loss), before waivers                0.56%      (0.50)%      (0.70)%      (0.86)%     (0.81)%      (0.77)%
Portfolio turnover rate(3)                                    23%         196%         105%          94%         99%          95%


(1) Prior to November 1, 2000 the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

(2) Not annualized for the six months ended December 31, 2004.

(3) Annualized for the six months ended December 31, 2004.

See notes to financial statements.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                                    SMALL-CAP FUND(1)
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       JUNE 30, 2005                     YEAR ENDED DECEMBER 31,
                                                        (UNAUDITED)      2004         2003         2002        2001         2000
                                                        -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period                        $5.66        $5.50        $4.21        $6.08       $6.85       $10.40

Income (Loss) from Investment Operations:
  Net investment income (loss)                             (0.04)       (0.09)       (0.08)       (0.08)      (0.08)         0.30
  Net realized and unrealized
    gains (losses) on investments                          (0.12)         0.25         1.37       (1.79)      (0.66)         0.03
    Total from Investment Operations                       (0.16)         0.16         1.29       (1.87)      (0.74)         0.33
                                                           ------       ------       ------       ------      ------        -----
Less Distributions:
  Dividends from net investment income                         --           --           --           --          --       (0.30)
  Distributions from net realized gains                        --           --           --           --      (0.03)       (3.58)
                                                           ------       ------       ------       ------      ------        -----
    Total Distributions                                        --           --           --           --      (0.03)       (3.88)
                                                           ------       ------       ------       ------      ------        -----
Net Asset Value, End of Period                              $5.50        $5.66        $5.50        $4.21       $6.08        $6.85
                                                           ======       ======       ======       ======      ======        =====
Total Return(2)                                           (2.83)%        2.91%       30.64%     (30.76)%    (10.83)%        3.19%

Supplemental Data and Ratios:
  Net assets, end of period (in thousands)                 $7,398       $7,575       $7,283       $5,419      $6,208       $6,416
Ratio to Average Net Assets of:(3)
  Expenses, net of waivers                                  1.95%        1.95%        1.95%        1.95%       1.95%        1.52%
  Expenses, before waivers                                  2.83%        2.76%        2.99%        2.91%       2.81%        1.68%
  Net investment income (loss), net of waivers            (1.66)%      (1.81)%      (1.70)%      (1.76)%     (1.46)%        2.51%
Net investment income (loss), before waivers              (2.55)%      (2.62)%      (2.74)%      (2.72)%     (2.32)%        2.35%
Portfolio turnover rate(3)                                    74%         260%         161%         113%        102%         130%


AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisers, Inc. (the "Adviser") and commenced operations on January 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions on the valuation date are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the bid price. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter m of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d) Distributions to Shareholders - The Value Fund and Growth Fund pay dividends of net investment income quarterly. The Fixed Income Fund and the Small-Cap Fund pay dividends from net investment income monthly and annually, respectively.

Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION:
At June 30, 2005, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                      Fixed Income       Value       Growth      Small-Cap
                                          Fund           Fund         Fund          Fund
                                          ----           ----         ----          ----
Cost of Investments                    $46,986,992   $35,769,070   $74,123,104   $6,542,131
                                       ===========   ===========   ===========   ==========
Appreciation                            $1,079,699    $7,452,204    $3,892,694     $988,086
Depreciation                             (265,392)     (842,132)   (1,723,077)     (76,247)
                                       -----------   -----------   -----------   ----------
Net Appreciation (Depreciation)
  on Investments                          $814,307    $6,610,072    $2,169,671     $911,839
                                       ===========   ===========   ===========   ==========

As of December 31, 2004 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                      Fixed Income       Value       Growth      Small-Cap
                                          Fund           Fund         Fund          Fund
                                          ----           ----         ----          ----
Ordinary income                                $--       $15,385           $--          $--
Long-term capital gains                     56,898            --     1,654,932           --
                                       -----------   -----------   -----------   ----------
Tax accumulated earnings                    56,898        15,385     1,654,932           --
Accumulated capital and other losses            --   (4,994,976)            --  (1,576,862)
Unrealized appreciation (depreciation)
  on investments                           550,137     7,832,863        21,002   1,184,638
                                       -----------   -----------   -----------   ----------
Total accumulated earnings/(deficit)      $607,035    $2,853,272    $1,675,934   $(392,224)
                                       ===========   ===========   ===========   ==========

The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Value and Small-Cap Funds have accumulated capital loss carryforwards of $4,994,976 and $1,576,862, respectively, of which $0 and $104,252, respectively, expire in the year 2009, $3,127,088 and $1,472,610, respectively, expire in the year 2010, $1,867,888 and $0, respectively, expire in the year 2011. To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforward.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
The tax character of distributions paid during the fiscal year ended December 31, 2004 and December 31, 2003 were as follows:


                                         Fixed Income               Value                Growth              Small-Cap
                                             Fund                   Fund                  Fund                 Fund
                                             ----                   ----                  ----                  ----
                                      2004         2003       2004       2003       2004       2003       2004       2003
Distributions paid from:
  Ordinary income                  $1,823,952   $2,228,215   $70,254   $108,437         --         --         --         --
  Net long-term capital gains         504,621      280,725        --         --         --         --         --         --
                                   ----------   ----------   -------   --------   --------   --------   --------   --------
Total taxable distributions         2,328,573    2,508,940    70,254    108,437         --         --         --         --
                                   ----------   ----------   -------   --------   --------   --------   --------   --------
  Tax return of capital                    --           --        --         --         --         --         --         --
                                   ----------   ----------   -------   --------   --------   --------   --------   --------
Total distributions paid           $2,328,573   $2,508,940   $70,254   $108,437         --         --         --         --
                                   ==========   ==========   =======   ========   ========   ========   ========   ========

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend and interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

3. RELATED PARTY AGREEMENTS
Each Fund has entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement for the six months ended June 30, 2005, the Funds paid the Adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; 1.00% for the Value and Growth Funds; and 1.25% for the Small-Cap Fund.

The Adviser voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded 1.05% of the average daily net assets of the Fixed Income Fund, 1.60% of the average daily net assets of the Value and Growth Funds, and 1.95% of the average daily net assets of the Small-Cap Fund, respectively, computed on a daily basis. For the six months ended June 30, 2005, expenses of $27,292, $0, $0 and $31,256 were waived by the Adviser in the Fixed Income, Value, Growth and Small-Cap Funds, respectively.

The Adviser is a wholly-owned subsidiary of the Catholic Foundation, a Texas non-profit corporation, and was organized to become the investment adviser to the Funds. As of December 31, 2004, the Catholic Foundation holds the following percentages of the outstanding shares of the Funds: 71.8% of Fixed Income Fund, 48.2% of Value Fund, 32.7% of Growth Fund, and 59.9% of Small-Cap Fund.

The Sub-Advisers for the Funds are Income Research and Management, Inc. and Atlantic Asset Management, LLC for the Fixed Income Fund, Valenzuela Capital Partners, LLC and Iridian Asset Management, LLC for the Value Fund, Stralem & Company for the Growth Fund, and Brazos Capital Management, LP for the Small-Cap Fund.

The Funds have entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration and fund accounting services. Under the terms of the custody agreement, the Fund sweeps excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
4. SERVICE AND DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. The Fixed Income, Value and Growth Funds have paid no 12b-1 fees in 2004 or in the six months ended June 30, 2005.

5. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Funds for the six months ended June 30, 2005, were as follows:

                                Fixed Income    Value       Growth     Small-Cap
                                    Fund        Fund         Fund        Fund
                                    ----        ----         ----        ----
Shares sold                        396,645     214,642    1,292,041      84,266
Shares issued to holders in
  reinvestment of distributions     77,274       4,597       11,080          --
Shares redeemed                  (280,508)   (212,752)    (307,799)    (77,179)
                                 ---------   ---------    ---------    --------
  Net Increase                     193,411       6,487      995,322       7,087
                                 =========   =========    =========    ========

Transactions in shares of the Funds for the year ended December 31, 2004, were as follows:

                                Fixed Income    Value       Growth     Small-Cap
                                    Fund        Fund         Fund        Fund
                                    ----        ----         ----        ----
Shares sold                        631,349     597,157      551,118     270,091
Shares issued to holders in
  reinvestment of distributions    223,611       6,037           --          --
Shares redeemed                  (676,174)   (950,833)    (823,813)   (256,963)
                                 ---------   ---------    ---------   ---------
  Net Increase (Decrease)          178,786   (347,639)    (272,695)      13,128
                                 =========   =========    =========   =========

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2005, were as follows:
                                Fixed Income    Value       Growth     Small-Cap
                                    Fund        Fund         Fund        Fund
                                    ----        ----         ----        ----
Purchases
  U.S. Government              $25,424,391          --           --          --
  Other                          8,395,932  $9,745,104  $58,850,914  $4,864,284
Sales
  U.S. Government               23,670,401          --           --          --
  Other                         15,434,763  10,525,017    8,754,328   5,992,743

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------
EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2005

As a shareholder of the Aquinas Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                                             Beginning        Ending                      Expenses
                                              account         account      Annualized   paid during
                                               value           value         Expense       period
Fund                                          1/1/05          6/30/05        Ratio     1/1/05-6/30/05
-----------------------------------------------------------------------------------------------------
Aquinas Fixed Income Fund  o Actual          $1,000.00       $1,023.90       1.0500%       $5.27
                           o Hypothetical     1,000.00        1,019.79       1.0500%        5.26

Aquinas Value Fund         o Actual           1,000.00          992.80       1.5498%        7.66
                           o Hypothetical     1,000.00        1,017.31       1.5498%        7.75

Aquinas Growth Fund        o Actual           1,000.00        1,044.60       1.5217%        7.71
                           o Hypothetical     1,000.00        1,017.45       1.5217%        7.61

Aquinas Small-Cap Fund     o Actual           1,000.00          971.70       1.9499%        9.53
                           o Hypothetical     1,000.00        1,015.33       1.9499%        9.74
-----------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q will be available on the Web site of the Securities and Exchange Commission at www.sec.gov.

AQUINAS FUNDS [LOGO]
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES
For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-423-6369 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005, will be available without charge, upon request, by calling 1-800-423-6369 or by accessing the Web site of the Securities and Exchange Commission.

--------------------------------------------------------------------------------

RESULTS OF THE SPECIAL MEETING
The special meeting of the shareholders of the Funds was held on June 16, 2005. The matters voted on by the shareholders of record as of April 15, 2005 and the results of the vote at the shareholder meeting held June 16, 2005 were as follows:

--------------------------------------------------------------------------------
AQUINAS FIXED INCOME FUND
To approve the agreement and Plan of Conversion and Termination that provides for the reorganization of the Aquinas Fixed Income Fund, a series of the Aquinas Funds, Inc., into the LKCM Aquinas Fixed Income Fund, a newly created series of LKCM Funds, as described in the combined proxy statement and prospectus, dated May 18, 2005.

Affirmative o 4,241,385.096       Against o 76,466.861      Abstain o 22,301.040
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AQUINAS VALUE FUND
To approve the agreement and Plan of Conversion and Termination that provides for the reorganization of the Aquinas Value Fund, a series of the Aquinas Funds, Inc., into the LKCM Aquinas Value Fund, a newly created series of LKCM Funds, as described in the combined proxy statement and prospectus, dated May 18, 2005.

Affirmative - 2,828,158.747       Against - 50,848.053     Abstain - 18,524.241
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AQUINAS GROWTH FUND
To approve the agreement and Plan of Conversion and Termination that provides for the reorganization of the Aquinas Growth Fund, a series of the Aquinas Funds, Inc., into the LKCM Aquinas Growth Fund, a newly created series of LKCM Funds, as described in the combined proxy statement and prospectus, dated May 18, 2005.

Affirmative - 2,812,210.836       Against - 47,469.668      Abstain - 28,775.307
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AQUINAS SMALL-CAP FUND
To approve the agreement and Plan of Conversion and Termination that provides for the reorganization of the Aquinas Small-Cap Fund, a series of the Aquinas Funds, Inc., into the LKCM Aquinas Small-Cap Fund, a newly created series of LKCM Funds, as described in the combined proxy statement and prospectus, dated May 18, 2005.

Affirmative - 1,085,427.581       Against - 33,765.386       Abstain - 5,591.190
--------------------------------------------------------------------------------

AF
[LOGO] AQUINAS FUNDS

The Aquinas Funds, Inc.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.

ITEM 2.  CODE OF ETHICS

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

 Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

      a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

      b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

      (a)(1) Not applicable for semi-annual reports.

      (a)(2) Certifications required pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 are filed herewith.

      (a)(3) Not appplicable to open-end investment companies.

      (b) Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aquinas Funds, Inc.

/s/Frank Rauscher
------------------------------
     Frank Rauscher
     Principal Executive Officer
     September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Frank Rauscher
------------------------------
     Frank Rauscher
     Principal Executive Officer
     September 7, 2005

/s/Frank Rauscher
------------------------------
     Frank Rauscher
     Principal Financial Officer
     September 7, 2005